INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

5.    INTANGIBLE ASSETS

		Mining	Mineral	Computer
		rights and	exploration	software
	Goodwill	others	rights	and others	Total
Year ended December 31, 2016
Opening net carrying amount	2,345,837	6,771,023	1,143,482	178,673	10,439,015
Additions	—	341,687	1,190	1,222	344,099
Disposal	—	—	—	(6,827)	(6,827)
Amortization	—	(211,325)	—	(32,446)	(243,771)
Transfer from property, plant and equipment	—	42,165	10,408	143	52,716
Reclassification	—	36,686	(36,686)	—	—
Currency translation differences	1,016	9,351	13,192	—	23,559
Closing net carrying amount	2,346,853	6,989,587	1,131,586	140,765	10,608,791
As at December 31, 2016
Cost	2,346,853	8,231,287	1,131,586	399,631	12,109,357
Accumulated amortization and impairment	—	(1,241,700)	—	(258,866)	(1,500,566)
Net carrying amount	2,346,853	6,989,587	1,131,586	140,765	10,608,791

		Mining	Mineral	Computer
		rights and	exploration	software and
	Goodwill	others	rights	others	Total
Year ended December 31, 2017
Opening net carrying amount	2,346,853	6,989,587	1,131,586	140,765	10,608,791
Additions	—	280,340	—	4,827	285,167
Acquisition of a subsidiary	—	—	—	188	188
Disposals	—	—	—	(11,168)	(11,168)
Disposal of subsidiaries	—	—	—	(562)	(562)
Amortization	—	(242,261)	—	(34,616)	(276,877)
Transfer from property, plant and equipment (note 6)	—	53,565	—	22,614	76,179
Impairment losses	—	—	—	(8,134)	(8,134)
Currency translation differences	(923)	(7,433)	(12,053)	—	(20,409)
Closing net carrying amount	2,345,930	7,073,798	1,119,533	113,914	10,653,175
As at December 31, 2017
Cost	2,345,930	8,554,713	1,119,533	399,707	12,419,883
Accumulated amortization and impairment	—	(1,480,915)	—	(285,793)	(1,766,708)
Net carrying amount	2,345,930	7,073,798	1,119,533	113,914	10,653,175

For the years ended December 31, 2015, 2016 and 2017, the amortization expenses of intangible assets recognized in profit or loss are analyzed as follows:

	2015	2016	2017
Cost of sales	223,068	211,325	242,261
General and administrative expenses	32,030	32,446	34,616
	255,098	243,771	276,877

As at December 31, 2017, the Group has pledged intangible assets with a net carrying value amounting to RMB1,112 million (December 31, 2016: RMB1,114 million) for bank and other borrowings as set out in note 24 to the financial statements.

As at December 31, 2017, the Group was in the process of applying for the certificates of mining rights with a carrying value amounting to RMB1,680 million (December 31, 2016: RMB1,577 million). There have been no litigations, claims or assessments against the Group for compensation with respect to the use of these rights to date. As at December 31, 2017, the carrying value of these rights only represented approximately 0.84% of the total asset value of the Group (December 31, 2016: approximately 0.83%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the rights to use the above mining rights, and that there is no material adverse impact on the overall financial position of the Group.

Impairment tests for goodwill

The lowest level within the Group at which goodwill is monitored for internal management purposes is the operating segment level. Therefore, goodwill is allocated to the Group’s cash-generating units ("CGUs") and groups of CGUs according to operating segments. A summary of goodwill allocated to each segment is presented below:

	December 31,		December 31,
	2016		2017
		Primary		Primary
	Alumina	aluminium	Alumina	aluminium
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Branch	—	1,924,259	—	1,924,259
PT. Nusapati Prima ("PTNP")	15,908	—	14,985	—
	205,327	2,141,526	204,404	2,141,526

The recoverable amount of a CGU is determined based on value-in-use calculations. These calculations use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the 5‑year period are extrapolated using the estimated growth rate of 2% (2016: 2%) not exceeding the long-term average growth rate for the businesses in which the CGU operates. Other key assumptions applied in the impairment tests include the expected product price, demand for the products, product costs and related expenses. Management determined these key assumptions based on past performance and their expectations on market development. Furthermore, the Group adopts a pre-tax rate of 12.62% (2016: 12.62%) that reflects specific risks related to CGUs and groups of CGUs as the discount rate. The assumptions above are used in analysing the recoverable amounts of CGUs and groups of CGUs within operating segments.

The directors of the Company are of the view that, based on their assessment, there was no impairment of goodwill as at December 31, 2017 (December 31, 2016: no impairment).